Interest expense and finance costs	12 Months Ended
Dec. 31, 2024
Interest expense and finance costs
Interest expense and finance costs

11.   Interest expense and finance costs

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
Interest incurred – debt	4,140	8,033	6,245
Interest incurred – finance leases	1,500	3,718	11,239
Amortization of deferred finance fees	1,138	1,237	1,461
Interest rate swaps	—	(1,580)	(3,408)
	6,778	11,408	15,537

	For the years ended December 31
In thousands of U.S. Dollars	2024	2023	2022
(Gain) / loss on extinguishment	(1,432)	—	1,576
	(1,432)	—	1,576